UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2006
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Check here if Amendment [  ];       Amendment Number:
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     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 450
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Melanie Hoopes
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Title:          Investment Strategist
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/ Melanie Hoopes              Walnut Creek, CA   February 9, 2007
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                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
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[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  75
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Form 13F Information Table Value Total:               $118,049
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 12.31.06

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None

ATT                     COM	00206R102	251	7009	SH	SOLE		0	0	7009
ABBEY UK		PFD	002920809	1388	54500	SH	SOLE		0	0	0
ABN AMRO		PFD	00372Q201	1423	56900	SH	SOLE		0	0	0
AEGON			PFD	007924509	2544	97900	SH	SOLE		0	0	0
AEGON			PFD	007924400	438	17000	SH	SOLE		0	0	0
AEGON			PFD	007924301	943	36300	SH	SOLE		0	0	0
AEGON			PFD	N00927306	353	13500	SH	SOLE		0	0	0
AMERICAN EXPRESS	COM	025816109	1958	32281	SH	SOLE		0	0	32281
AMGEN INC		COM	31162100	3678	53850	SH	SOLE		0	0	53850
APPLE COMPUTER		COM	37833100	5078	59855	SH	SOLE		0	0	59855
AXIS Bermuda		PFD	G0692U208	645	25000	SH	SOLE		0	0	0
BP			COM	055622104	410	6117	SH	SOLE		0	0	6117
BALLARD POWER SYSTEMS	COM	05858H104	286	50275	SH	SOLE		0	0	50275
BANK OF AMERICA		COM	060505104	3172	59415	SH	SOLE		0	0	59415
BARCLAYS		PFD	06738E204	1591	59805	SH	SOLE		0	0	0
BERKSHIRE HATHAWAY B	COM	084670207	297	81	SH	SOLE		0	0	81
BIOMET INCORPORATED	COM	090613100	266	6450	SH	SOLE		0	0	6450
CAPITAL GOLD COR	COM	14018Y106	4	10000	SH	SOLE		0	0	10000
CHEVRON CORP		COM	166764100	6034	82064	SH	SOLE		0	0	82064
CISCO SYSTEMS		COM	17275R102	363	13270	SH	SOLE		0	0	13270
CITIGROUP               COM	172967101	865	15529	SH	SOLE		0	0	15529
COCA COLA		COM	191216100	1934	40075	SH	SOLE		0	0	40075
COSTCO WHOLESALE	COM	22160K105	2402	45428	SH	SOLE		0	0	45428
DENTSPLY INTL           COM	249030107	2805	93980	SH	SOLE		0	0	93980
DEUTSCHE BANK		PFD	25153U204	1112	43000	SH	SOLE		0	0	0
DEVON ENERGY            COM	25179M103	3448	51400	SH	SOLE		0	0	51400
DUPONT DENEMOURS	COM	263534109	3726	76495	SH	SOLE		0	0	76495
EBAY INC                COM	278642103	313	10400	SH	SOLE		0	0	10400
EXXON MOBIL		COM	30231G102	7463	97397	SH	SOLE		0	0	97397
FHLMC			PFD	313400608	327	7650	SH	SOLE		0	0	0
FIDELITY NATL FINL INC	COM	31620R105	1910	79974	SH	SOLE		0	0	79974
GENENTECH INC		COM	368710406	3339	41150	SH	SOLE		0	0	41150
GENERAL ELECTRIC	COM	369604103	6049	162559	SH	SOLE		0	0	162559
GOLDMAN SACHS INC       COM	38141G104	4535	22750	SH	SOLE		0	0	22750
HSBC HongKong C10	PFD	404280604	610	24000	SH	SOLE		0	0	0
HUMANA INC              COM	444859102	3365	60832	SH	SOLE		0	0	60832
IBM                     COM	459200101	962	9907	SH	SOLE		0	0	9907
ING Netherlands		PFD	456837509	382	15000	SH	SOLE		0	0	0
ING Netherlands		PFD	456837301	1897	74200	SH	SOLE		0	0	0
ING Netherlands		PFD	456837202	426	16800	SH	SOLE		0	0	0
INTEL CORPORATION	COM	458140100	1968	97164	SH	SOLE		0	0	97164
JOHNSON JOHNSON		COM	478160104	1894	28688	SH	SOLE		0	0	28688
LEHMAN			PFD	524908639	581	22500	SH	SOLE		0	0	0
MEDAREX			COM	583916101	1282	86665	SH	SOLE		0	0	86665
MEDTRONIC INC		COM	585055106	3327	62176	SH	SOLE		0	0	62176
MERRILL LYNCH		PFD	59021V839	509	19500	SH	SOLE		0	0	0
MERRILL			PFD	59021S703	2412	93400	SH	SOLE		0	0	0
MERRILL			PFD	59021S638	452	17500	SH	SOLE		0	0	0
METLIFE			PFD	59156R504	2650	100400	SH	SOLE		0	0	0
MICROSOFT CORP		COM	594918104	2555	85580	SH	SOLE		0	0	85580
NABORS INDUSTRIES	COM	G6359F103	2822	94740	SH	SOLE		0	0	94740
PEPSICO INC		COM	713448108	265	4250	SH	SOLE		0	0	4250
PROCTER & GAMBLE CO	COM	742718109	300	4673	SH	SOLE		0	0	4673
PRUDENTIAL		PFD	74435K204	769	30000	SH	SOLE		0	0	0
QUALCOMM INC		COM	747525103	1163	30781	SH	SOLE		0	0	30781
ROYAL BK SCOT		PFD	780097788	350	14500	SH	SOLE		0	0	0
ROYAL BK SCOT		PFD	780097770	344	13500	SH	SOLE		0	0	0
ROYAL BK SCOT		PFD	780097796	303	11900	SH	SOLE		0	0	0
ROYAL BK SCOT		PFD	780097754	935	35500	SH	SOLE		0	0	0
ROYAL BK SCOT		PFD	780097879	632	25000	SH	SOLE		0	0	0
SANOFI AVENTIS ADR	COM	80105N105	281	6091	SH	SOLE		0	0	6091
SANTANDER BK SPAIN	PFD	80281R300	664	26200	SH	SOLE		0	0	0
SCIENCE APP INTL CORP	COM	78390X101	211	11850	SH	SOLE		0	0	11850
STARBUCKS CORP		COM	855244109	271	7660	SH	SOLE		0	0	7660
STRYKER CORP		COM	863667101	2180	39550	SH	SOLE		0	0	39550
SUNPOWER CORP		COM	867652109	889	23925	SH	SOLE		0	0	23925
SUNTECH POWER HLGS	COM	86800C104	1226	36050	SH	SOLE		0	0	36050
TARGET CORP		COM	87612E106	2848	49925	SH	SOLE		0	0	49925
UBS C08			PFD	90263W201	316	12500	SH	SOLE		0	0	0
VALERO ENERGY CORP	COM	91913Y100	491	9600	SH	SOLE		0	0	9600
VERIZON COMM		COM	92343V104	514	13812	SH	SOLE		0	0	13812
WELLPOINT INC		COM	94973V107	1694	21525	SH	SOLE		0	0	21525
WELLS FARGO BANK	COM	949746101	667	18758	SH	SOLE		0	0	18758
WESTERN ALLIANCE	COM	957638109	201	5787	SH	SOLE		0	0	5787
YAHOO INC		COM	984332106	1090	42665	SH	SOLE		0	0	42665
